Revenue	12 Months Ended
Mar. 31, 2023
Revenue [abstract]
Revenue
10)
REVENUE

The Group’s operations and main revenue streams are described in the last and these annual consolidated financial statements.

A. Disaggregation of revenue

The Group has three reportable segments, air ticketing, hotels and packages, and bus ticketing. The Group believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of the Group's revenues and cash flows are affected by industry, market and other factors. (refer note 6)

B. Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	As at March 31
	2022	2023
Receivables, which are included in ‘Trade and other receivables’	29,464	61,699
Contract liabilities	53,238	75,369

Non-current	27	163
Current	53,211	75,206
Total contract liabilities	53,238	75,369

Contract liabilities primarily relate to the consideration received from customers for travel bookings in advance of the Group's performance obligations, consideration allocated to customer loyalty programs and advance received from Global Distribution System ("GDS") provider for bookings of airline tickets in future which is deferred.

As at March 31, 2022, USD 51,900 (March 31, 2021: USD 31,878) of advance consideration received from customers for travel bookings was reported within contract liabilities, USD 42,462 (March 31, 2022: USD 20,506) of which was applied to revenue and USD 5,171 (March 31, 2022: USD 8,228) was refunded to customers during the year ended March 31, 2023. As at March 31, 2023, the related balance was USD 73,850, which is expected to be utilized within a period of one year.

As at March 31, 2022, USD 1,338 (March 31, 2021: USD 2,298) of consideration allocated to customer loyalty programs and advance received from GDS provider for booking of airline tickets in future which is deferred was reported within contract liabilities, USD 1,177 (March 31, 2022: USD 1,748) of which was applied to revenue and USD Nil (March 31, 2022: USD 30) was refunded to customers during the year ended March 31, 2023. As at March 31, 2023, the related balance was USD 1,519 , which is expected to be utilized within a period of one year.